Financial income, net	12 Months Ended
Dec. 31, 2019
Financial income, net
Financial income, net

Note 13 – Financial income, net

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Bank fees	$33	$42	$49
Interest income	(1,953)	(959)	(202)
Loss (gain) from sale of marketable debt securities	(106)	(12)	182
Foreign currency (gains) losses	111	(5)	(94)
	$(1,915)	$(934)	$(65)